NOTE 4 - ACQUISITIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2022	May 13, 2022	Jun. 01, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions				$ 325,000		$ 325,000	$ 1,550,000
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	51.00%	51.00%
Acquisition Costs, Cumulative	$ 1,800,000	$ 1,800,000
Acquisition Costs, Period Cost		$ 1,250,000
Stock Issued During Period, Shares, Acquisitions		1,461,653
Whisl Telecom L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 550,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired			51.00%
Acquisition Costs, Cumulative			$ 1,800,000
Acquisition Costs, Period Cost			800,000
Stock Issued During Period, Value, Acquisitions			$ 1,000,000
Stock Issued During Period, Shares, Acquisitions			2,850,330